Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total	$ 68,279	$ 73,831
Current portion	7,200	6,963
Less: Current portion of deferred financing costs	(141)	(150)
Current portion of long-term debt, net of deferred financing costs, current	7,059	6,813
Long-term portion	61,079	66,868
Less: Non-current portion of deferred financing costs	(334)	(251)
Long-term debt, net of current portion and deferred financing costs, non-current	60,745	66,617
Northsea Alpha Vessel [Member] | Secondone Corp [Member]
Debt Instrument [Line Items]
Total	4,578	4,808
Northsea Beta Vessel [Member] | Thirdone Corp [Member]
Debt Instrument [Line Items]
Total	4,578	4,808
Pyxis Malou Vessel [Member] | Fourthone Corp [Member]
Debt Instrument [Line Items]
Total	18,210	20,350
Pyxis Delta Vessel [Member] | Sixthone Corp [Member]
Debt Instrument [Line Items]
Total	7,425	8,437
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Debt Instrument [Line Items]
Total	16,288	17,228
Pyxis Epsilon Vessel [Member] | Eighthone Corp [Member]
Debt Instrument [Line Items]
Total	$ 17,200	$ 18,200